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AAM/HIMCO Short Duration Fund
SUMMARY SECTION — AAM/HIMCO SHORT DURATION FUND
Investment Objectives
The investment objectives of the AAM/HIMCO Short Duration Fund (the “Fund”) are to seek to provide current income and long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares/Class A Shares” on page 29 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AAM/HIMCO Short Duration Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%		1.00%		1.00%
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AAM/HIMCO Short Duration Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		0.38%	0.38%	0.38%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.25%	0.25%	0.25%
Shareholder service fees		0.08%	0.08%	0.08%
All other expenses		0.17%	0.17%	0.17%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	0.89%	1.64%	0.64%
Fees waived and/or expenses reimbursed	[1],[2]	(0.04%)	(0.04%)	(0.04%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	0.85%	1.60%	0.60%
[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Class A Shares, Class C Shares and Class I Shares, respectively. This agreement is in effect through October 31, 2034, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AAM/HIMCO Short Duration Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	335	523	727	1,317
Class C Shares	263	514	889	1,944
Class I Shares	61	201	353	796

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
AAM/HIMCO Short Duration Fund | Class C Shares Not Redeem | USD ($)	163	514	889	1,944

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in securities that the Fund’s sub-advisor, Hartford Investment Management Company (“HIMCO” or the “Sub-Advisor”), considers to be attractive, based on current and historical yield and total return. The Fund has an investment policy whereby at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in fixed income instruments. This policy may be changed by the Board of Trustees without shareholder approval. The Fund normally invests at least 65% of its total assets in “investment grade” securities. The Fund may invest up to 35% of its total assets in non-investment grade securities (often called “junk bonds”), as well as bank loans and loan participation interests. “Investment grade” quality securities and instruments refer to securities or other instruments that are rated at the time of purchase within the four highest categories assigned by Moody’s Investor Services, Inc. (“Moody’s”) (“Aaa”, “Aa”, “A” or “Baa”), Standard & Poor’s (“S&P”) (“AAA”, “AA”, “A” or “BBB”) or Fitch, Inc. (“Fitch”) (“AAA”, “AA”, “A” or “BBB”) or are unrated securities or other instruments that are judged by the Sub-Advisor to be of comparable credit quality to securities rated within these four highest categories. In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Aa by Moody’s and AA by S&P but B by Fitch), the Sub-Advisor will determine whether a particular security or loan is considered investment grade or below-investment grade for the Fund as follows: (a) if all three credit rating agencies have rated a security or loan, the median credit rating will be used for this determination; (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating will be used; and (c) if only one credit rating agency has rated a security that agency’s rating is used. The Fund will normally maintain a dollar weighted average duration and an average maturity (as measured by a weighted average life calculation) of less than 3 years. The weighted average life of the Fund is the average time to receipt of principal of each security weighted by such security’s respective contribution to the total market value of the Fund, including principal and accrued interest. The Fund’s permitted investments include, but are not limited to, corporate securities, commercial mortgage-backed securities, asset-backed securities, mortgage related securities, collateralized loan obligations, sovereign debt securities, emerging market securities, municipal securities, and securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Fund may also invest up to 25% of its total assets in the securities of foreign issuers and may trade securities actively. The Fund’s investments will be U.S. dollar denominated. The Fund may make significant investments in certain sectors or group of sectors from time to time. The Fund may utilize derivatives, such as swaps, futures and options for hedging purposes.

In selecting securities for the Fund’s portfolio, the Sub-Advisor uses a top-down, bottom-up approach, combining macro analysis of market and economic trends and individual security analysis.

Principal Risks of Investing
Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg 1-3 Year U.S. Government/Credit Index. The Bloomberg Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of Bloomberg 1-3 Year U.S. Government/Credit Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than shown.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return as of September 30, 2024, was 5.19%.

Class I Shares
Highest Calendar Quarter Return at NAV	4.53%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(4.21)%	Quarter Ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - AAM/HIMCO Short Duration Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I Shares	Class I Shares — Return Before Taxes	6.24%		2.48%		2.20%		Jun. 30, 2014
Class I Shares | Return After Taxes on Distributions	Class I Shares — Return After Taxes on Distributions	4.43%	[1]	1.50%	[1]	1.23%	[1]	Jun. 30, 2014	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares	3.66%	[1]	1.48%	[1]	1.26%	[1]	Jun. 30, 2014	[1]
Class A Shares	Class A Shares — Return Before Taxes	3.32%		1.72%		1.67%		Jun. 30, 2014
Class C Shares	Class C Shares — Return Before Taxes	4.08%		1.44%		1.18%		Jun. 30, 2014
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.61%		1.51%		1.28%		Jun. 30, 2014
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		1.10%		1.49%		Jun. 30, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.